Operating costs - Narrative (Details) £ in Millions	12 Months Ended
	Jun. 30, 2023 GBP (£) employee	Jun. 30, 2022 GBP (£) employee	Jun. 30, 2021 GBP (£) employee
Disclosure of operating costs [line items]
Number of employees on full time equivalent basis | employee	30,269	28,558	27,783
Average number of employees, including part time | employee	30,419	28,137	28,025
Other than principal auditor
Disclosure of operating costs [line items]
Auditor's remuneration for audit services	£ 0.1	£ 0.1	£ 0.1
Principal auditor
Disclosure of operating costs [line items]
Auditor's remuneration for audit services	13.6	12.8	10.8
Audit services in respect of employee pension plans	£ 0.3	£ 0.2	£ 0.2